LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
LEASES
13.	LEASES

The Company leases a variety of assets throughout its organization, such as office space, funeral homes, warehouses and equipment. In addition the Company has a sale-leaseback related to one of its warehouses. Leases with an initial term of 12 months or less are not recorded on the Company’s consolidated balance sheets, and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. For lease agreements with an initial term of more than 12 months, the Company measures the lease liability at the present value of the sum of the remaining minimum rental payments, which exclude executory costs.

Certain leases provide the Company with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years. The exercise of lease renewal options is at the Company’s sole discretion, and the Company is only including the renewal option in the lease term when the Company can be reasonably certain that it will exercise the renewal options. The Company does have residual value guarantees on the finance leases for its vehicles, but no residual guarantees on any of its operating leases.

Certain of the Company’s leases have variable payments with annual escalations based on the proportion by which the consumer price index (“CPI”) for all urban consumers increased over the CPI index for the prior comparative year.

The Company has the following balances recorded on its consolidated balance sheets related to leases:

	March 31, 2020	December 31, 2019
Assets:
Operating	$8,793	$10,570
Finance	5,095	5,685

Total ROU assets(1)	$13,888	$16,255

Liabilities:
Current
Operating	$1,825	$2,022
Finance	1,200	1,200
Long-term
Operating	9,833	11,495
Finance	3,927	4,302

Total lease liabilities(2)	$16,785	$19,019

(1)	The Company’s ROU operating assets and finance assets are presented within Other assets and Property and equipment, net of accumulated depreciation, respectively, in its consolidated balance sheets.
(2)	The Company’s current lease liabilities and long-term are presented within Accounts payable and accrued liabilities and Other long-term liabilities, respectively, in its consolidated balance sheets.

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, based on the information available at commencement date, in determining the present value of lease payments. The Company used the incremental borrowing rate on January 1, 2019 for operating leases that commenced prior to that date. The weighted average borrowing rates for operating and finance leases were 9.9% and 8.5%, respectively, as of March 31, 2020.

The components of lease expense were as follows:

		Three months ended March 31,
		2020	2019
Lease cost	Classification
Operating lease costs(1)	General and administrative expense	$801	$920
Finance lease costs
Amortization of leased assets	Depreciation and Amortization	329	320
Interest on lease liabilities	Interest expense	116	116
Variable lease costs	General and administrative expense	—	—
Short-term lease costs(2)	General and administrative expense	—	—

Net lease costs		$1,246	$1,356

(1)	The Company includes its variable lease costs under operating lease costs as these variable lease costs are immaterial.
(2)	The Company does not have any short-term leases with lease terms greater than one month.

Maturities of the Company’s lease labilities as of March 31, 2020 were as follows:

Year ending December 31,	Operating	Finance
2020	$2,207	$1,267
2021	2,512	1,838
2022	2,178	2,027
2023	1,900	708
2024	1,768	105
Thereafter	5,854	—

Total	$16,419	$5,945

Less: Interest	(4,762)	(817)

Present value of lease liabilities	$11,657	$5,128

Maturities of the Company’s lease labilities as of December 31, 2019 were as follows:

Year ending December 31,	Operating	Finance
2019	$3,283	$1,759
2020	2,783	1,838
2021	2,455	2,026
2022	2,190	708
2023	2,046	106
Thereafter	6,348	—

Total	$19,105	$6,437

Less: Interest	(5,588)	(935)

Present value of lease liabilities	$13,517	$5,502

Operating and finance lease payments include $2.5 million related to options to extend lease terms that are reasonably certain of being exercised and $2.0 million related to residual value guarantees. The weighted average remaining lease term for operating and finance leases was 7.0 years and 2.6 years, respectively, as of March 31, 2020.

As of March 31, 2020, the Company had one additional operating lease that had not yet commenced, which was valued at $0.1 million, but did not have any lease transactions with its related parties. In addition, as of March 31, 2020, the Company has not entered into any new sale-leaseback arrangements.

17.	LEASES

The Company leases a variety of assets throughout its organization, such as office space, funeral homes, warehouses and equipment. In addition the Company has a sale-leaseback related to one of its warehouses. Leases with an initial term of 12 months or less are not recorded on the Company’s consolidated balance sheets, and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. For lease agreements with an initial term of more than 12 months, the Company measures the lease liability at the present value of the sum of the remaining minimum rental payments, which exclude executory costs.

Certain leases provide the Company with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years. The exercise of lease renewal options is at the Company’s sole discretion, and the Company is only including the renewal option in the lease term when the Company can be reasonably certain that it will exercise the renewal options. The Company does have residual value guarantees on the finance leases for its vehicles, but no residual guarantees on any of its operating leases.

Certain of the Company’s leases have variable payments with annual escalations based on the proportion by which the consumer price index (“CPI”) for all urban consumers increased over the CPI index for the prior comparative year.

The Company has the following balances recorded on its consolidated balance sheet as of December 31, 2019 related to leases (in thousands):

December 31, 2019
Assets:
Operating	$10,570
Finance	5,685

Total ROU assets(1)	$16,255

Liabilities:
Current
Operating	$2,022
Finance	1,200
Long-term
Operating	11,495
Finance	4,302

Total lease liabilities(2)	$19,019

(1)	The Company’s ROU operating assets and finance assets are presented within Other assets and Property and equipment, net of accumulated depreciation, respectively in its consolidated balance sheet.
(2)	The Company’s current and long-term lease liabilities are presented within Accounts payable and accrued liabilities and Other long-term liabilities, respectively, in its consolidated balance sheet.

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, based on the information available at commencement date, in determining the present value of lease payments. The Company used the incremental borrowing rate on January 1, 2019 for operating leases that commenced prior to that date. The weighted average borrowing rates for operating and finance leases were 9.9% and 8.5%, respectively as of December 31, 2019.

The components of lease expense were as follows (in thousands):

		Year ended December 31, 2019
Lease cost	Classification
Operating lease costs(1)	General and administrative expense	$3,628
Finance lease costs
Amortization of leased assets	Depreciation and Amortization	1,282
Interest on lease liabilities	Interest expense	495
Short-term lease costs(2)	General and administrative expense	—

Net Lease costs		$5,405

(1)	The Company includes its variable lease costs under operating lease costs as these variable lease costs are immaterial.
(2)	The Company does not have any short-term leases with lease terms greater than one month.

Maturities of the Company’s lease labilities as of December 31, 2019, per ASC 842, Leases, were as follows (in thousands):

Year ending December 31,	Operating	Finance
2020	$3,283	$1,759
2021	2,783	1,838
2022	2,455	2,026
2023	2,190	708
2024	2,046	106
Thereafter	6,348	—

Total	$19,105	$6,437

Less: Interest	(5,588)	(935)

Present value of lease liabilities	$13,517	$5,502

Minimum lease commitments remaining under the Company’s operating leases and capital leases, per ASC 840, Leases, as of December 31, 2018 were as follows (in thousands):

Year ending December 31,	Operating	Capital
2019	$4,349	$1,499
2020	2,765	1,196
2021	2,130	949
2022	1,539	558
2023	1,184	89
Thereafter	5,737	—

Total	$17,704	$4,291

Less: Interest		(875)

Present value of lease liabilities		$3,416

Operating and finance lease payments include $3.3 million related to options to extend lease terms that are reasonably certain of being exercised and $2.0 million related to residual value guarantees. The weighted-average remaining lease term for the Company’s operating and finance leases was 7.1 years and 2.8 years, respectively, as of December 31, 2019.

As of December 31, 2019, the Company had one additional operating lease that has not yet commenced, which was valued at $0.1 million, but did not have any lease transactions with its related parties. In addition, as of December 31, 2019, the Company had not entered into any new sale-leaseback arrangements.